SCHEDULE OF LEASE EXPENSE (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Fixed operating lease costs	$ 494	$ 471	$ 1,939	$ 1,882
Short-term lease costs	40	5		23
Total lease cost	$ 534	$ 476	$ 1,939	$ 1,905